Debt (Future Maturities Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt [Abstract]
2012
2013
2014
2015	250.0
Thereafter	497.0
Unamortized discount	(0.2)
Total long-term debt	$ 746.8	[1]	$ 647.8	[2]

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.